Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000015105 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class I Shares
Trading Symbol	FLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 50,866,373
Holdings Count | Holding	56
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

Holdings [Text Block]
C000015103 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class C Shares
Trading Symbol	FLYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$91	1.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[2]
Net Assets	$ 50,866,373
Holdings Count | Holding	56
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

Holdings [Text Block]
C000015101 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class A Shares
Trading Symbol	FLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$52	1.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[3]
Net Assets	$ 50,866,373
Holdings Count | Holding	56
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

Holdings [Text Block]
C000015111 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FRSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$59	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[4]
Net Assets	$ 170,002,280
Holdings Count | Holding	86
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

Holdings [Text Block]
C000123979 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$42	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[5]
Net Assets	$ 170,002,280
Holdings Count | Holding	86
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

Holdings [Text Block]
C000015115 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Growth Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[6]
Net Assets	$ 170,002,280
Holdings Count | Holding	86
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

Holdings [Text Block]
C000015130 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[7]
Net Assets	$ 360,541,072
Holdings Count | Holding	67
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

Holdings [Text Block]
C000202060 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.73%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[8]
Net Assets	$ 360,541,072
Holdings Count | Holding	67
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

Holdings [Text Block]
C000015128 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	FACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$101	1.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.88%	[9]
Net Assets	$ 360,541,072
Holdings Count | Holding	67
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

Holdings [Text Block]
C000015126 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FASEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%	[10]
Net Assets	$ 360,541,072
Holdings Count | Holding	67
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

Holdings [Text Block]
C000015158 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[11]
Net Assets	$ 260,636,038
Holdings Count | Holding	85
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

Holdings [Text Block]
C000171404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$41	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[12]
Net Assets	$ 260,636,038
Holdings Count | Holding	85
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

Holdings [Text Block]
C000015162 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[13]
Net Assets	$ 260,636,038
Holdings Count | Holding	85
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

Holdings [Text Block]
C000015172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class I Shares
Trading Symbol	ARSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[14]
Net Assets	$ 455,975,407
Holdings Count | Holding	89
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

Holdings [Text Block]
C000199174 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class R6 Shares
Trading Symbol	ASEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$43	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[15]
Net Assets	$ 455,975,407
Holdings Count | Holding	89
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

Holdings [Text Block]
C000015168 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class A Shares
Trading Symbol	EMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$63	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[16]
Net Assets	$ 455,975,407
Holdings Count | Holding	89
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

Holdings [Text Block]
C000015173 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[17]
Net Assets	$ 285,219,158
Holdings Count | Holding	81
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

Holdings [Text Block]
C000015175 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	FSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$105	1.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%	[18]
Net Assets	$ 285,219,158
Holdings Count | Holding	81
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

Holdings [Text Block]
C000171405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$42	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[19]
Net Assets	$ 285,219,158
Holdings Count | Holding	81
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

Holdings [Text Block]
C000015177 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	FSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[20]
Net Assets	$ 285,219,158
Holdings Count | Holding	81
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

Holdings [Text Block]
C000015212 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class I Shares
Trading Symbol	FAQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[21]
Net Assets	$ 3,432,973,116
Holdings Count | Holding	69
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Holdings [Text Block]
C000123980 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class R6 Shares
Trading Symbol	FFEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$32	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[22]
Net Assets	$ 3,432,973,116
Holdings Count | Holding	69
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Holdings [Text Block]
C000015210 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class C Shares
Trading Symbol	FFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$90	1.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.70%	[23]
Net Assets	$ 3,432,973,116
Holdings Count | Holding	69
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Holdings [Text Block]
C000015208 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class A Shares
Trading Symbol	FFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[24]
Net Assets	$ 3,432,973,116
Holdings Count | Holding	69
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Holdings [Text Block]

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